DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.3%
Communication Services
— 12.2%
Alphabet, Inc., Class A
352,038 133,894,133
Alphabet, Inc., Class C
279,988 105,395,883
AT&T, Inc.
420,974 10,440,155
Charter Communications, Inc.,
Class A *
3,685 530,824
Comcast Corp., Class A
162,258 4,035,357
Electronic Arts, Inc.
10,645 2,147,309
Fox Corp., Class A
6,047 386,524
Liberty Media Corp.-Liberty
Formula One, Class C *
9,617 873,127
Meta Platforms, Inc., Class A
132,408 83,749,384
Netflix, Inc. *
253,879 21,838,672
News Corp., Class A
20,169 526,411
Omnicom Group, Inc.
12,873 935,996
Take-Two Interactive Software,
Inc. *
11,353 2,544,888
T-Mobile US, Inc.
29,884 5,604,147
Verizon Communications, Inc.
252,012 12,048,694
Walt Disney Co.
80,114 8,158,009
Warner Bros Discovery, Inc. *
71,034 1,918,628
(Cost $278,541,133)
395,028,141
Consumer Discretionary
— 10.4%
Airbnb, Inc., Class A *
25,543 3,405,137
Amazon.com, Inc. *
583,552 157,932,513
Aptiv PLC *
9,628 654,126
Best Buy Co., Inc.
10,258 799,611
Booking Holdings, Inc.
47,210 7,904,370
Carnival Corp. Ltd.
22,701 636,990
Chipotle Mexican Grill, Inc. *
78,520 2,501,647
Deckers Outdoor Corp. *
8,560 974,556
Dick's Sporting Goods, Inc.
2,260 514,308
Domino's Pizza, Inc.
1,836 570,225
eBay, Inc.
25,664 2,804,305
Expedia Group, Inc.
7,042 1,590,013
Flutter Entertainment PLC * (a)
8,415 816,087
Ford Motor Co.
182,955 3,190,735
Garmin Ltd.
7,411 1,733,581
General Motors Co.
40,872 3,402,185
Hilton Worldwide Holdings, Inc.
13,801 4,522,036
Home Depot, Inc.
60,058 19,046,794
Hyatt Hotels Corp., Class A (a)
2,354 426,922
Las Vegas Sands Corp.
17,998 910,159
Lowe's Cos., Inc.
17,467 3,744,226
Lululemon Athletica, Inc. *
4,510 591,622
Marriott International, Inc.,
Class A
13,191 4,954,540
McDonald's Corp.
42,836 11,959,811
MercadoLibre , Inc. *
2,752 4,666,429
NIKE, Inc., Class B
54,247 2,507,839
Number
of Shares Value $
O'Reilly Automotive, Inc. *
26,332 2,287,724
Rivian Automotive, Inc., Class
A *
54,776 892,849
Ross Stores, Inc.
9,940 2,303,396
Starbucks Corp.
68,697 6,811,995
Tapestry, Inc.
12,858 1,870,325
Tesla, Inc. *
169,688 73,948,334
Tractor Supply Co.
23,778 749,720
Ulta Beauty, Inc. *
2,640 1,343,364
Williams-Sonoma, Inc.
7,161 1,457,765
Yum! Brands, Inc.
16,673 2,466,770
(Cost $249,802,315)
336,893,009
Consumer Staples — 4.0%
Archer-Daniels-Midland Co.
7,248 578,245
Bunge Global SA
5,697 702,440
Church & Dwight Co., Inc.
14,283 1,365,883
Clorox Co.
7,274 654,806
Coca-Cola Co.
233,559 18,453,497
Colgate-Palmolive Co.
45,956 4,142,014
Constellation Brands, Inc., Class
A
6,267 869,985
Costco Wholesale Corp.
13,551 12,959,092
Dollar Tree, Inc. *
9,323 1,085,570
Estee Lauder Cos., Inc., Class A
14,900 1,325,355
General Mills, Inc.
32,172 1,087,735
Hershey Co.
8,925 1,731,718
Kenvue , Inc.
115,563 1,996,929
Keurig Dr Pepper, Inc.
77,823 2,337,025
Kimberly-Clark Corp.
20,015 1,953,464
Kraft Heinz Co.
42,698 1,025,179
McCormick & Co., Inc.
15,302 724,856
Mondelez International, Inc.,
Class A
77,292 4,727,952
Monster Beverage Corp. *
43,838 3,861,251
PepsiCo, Inc.
82,419 11,883,996
Procter & Gamble Co.
140,133 20,117,493
Sysco Corp.
21,608 1,638,102
Target Corp.
20,475 2,601,758
Tyson Foods, Inc., Class A
12,742 777,517
Walmart, Inc.
264,383 30,602,332
(Cost $122,338,998)
129,204,194
Energy — 1.8%
Baker Hughes Co.
59,804 3,820,279
Chevron Corp.
56,155 10,246,041
ConocoPhillips
36,856 4,200,847
Diamondback Energy, Inc.
8,587 1,644,239
EOG Resources, Inc.
16,162 2,155,688
Expand Energy Corp.
7,231 672,338
Exxon Mobil Corp.
125,292 18,199,916
Halliburton Co.
52,770 2,050,115
Occidental Petroleum Corp.
33,461 1,894,896

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
ONEOK, Inc.
37,981 3,188,125
SLB Ltd.
90,496 4,936,557
TechnipFMC PLC
24,103 1,649,127
Texas Pacific Land Corp.
3,526 1,385,718
Williams Cos., Inc.
55,292 3,947,296
(Cost $53,539,539)
59,991,182
Financials — 9.0%
Aflac, Inc.
27,964 3,143,713
Allstate Corp.
8,255 1,701,273
American Express Co.
32,041 10,140,015
American International Group,
Inc.
32,243 2,393,398
Ameriprise Financial, Inc.
2,736 1,219,462
Annaly Capital Management,
Inc. REIT
43,311 946,345
Aon PLC, Class A
12,264 3,876,160
Apollo Global Management, Inc.
18,970 2,441,629
Arch Capital Group Ltd. *
15,695 1,402,191
Arthur J Gallagher & Co.
11,625 2,337,904
Bank of America Corp.
306,957 15,838,981
Bank of New York Mellon Corp.
31,069 4,331,951
Blackrock, Inc.
8,896 9,313,044
Blackstone, Inc.
44,733 5,232,419
Block, Inc. *
30,888 2,338,839
Capital One Financial Corp.
27,645 5,195,325
Carlyle Group, Inc.
11,838 537,800
Cboe Global Markets, Inc.
6,310 2,104,764
Charles Schwab Corp.
99,570 8,697,439
Chubb Ltd.
15,796 4,924,087
Citigroup, Inc.
51,423 6,474,156
Citizens Financial Group, Inc.
6,399 398,402
CME Group, Inc.
21,887 5,986,970
Everest Group Ltd.
597 193,446
Fidelity National Information
Services, Inc.
31,022 1,333,636
Fifth Third Bancorp
13,657 681,894
Fiserv, Inc. *
24,171 1,367,112
Global Payments, Inc.
10,589 799,575
Goldman Sachs Group, Inc.
13,410 13,752,760
Hartford Insurance Group, Inc.
12,427 1,579,844
Huntington Bancshares, Inc.
36,644 599,496
Interactive Brokers Group, Inc.,
Class A
19,146 1,665,128
Intercontinental Exchange, Inc.
34,156 5,049,965
JPMorgan Chase & Co.
121,287 36,302,412
KeyCorp
13,749 293,266
KKR & Co., Inc.
37,626 3,609,838
LPL Financial Holdings, Inc.
2,422 663,071
M&T Bank Corp.
2,252 486,680
Marsh & McLennan Cos., Inc.
29,046 4,646,489
Mastercard, Inc., Class A
49,366 24,385,817
MetLife, Inc.
17,881 1,478,580
Number
of Shares Value $
Moody's Corp.
9,082 4,116,416
Morgan Stanley
53,598 11,148,384
Nasdaq, Inc.
27,403 2,535,325
Northern Trust Corp.
5,872 971,522
PayPal Holdings, Inc.
51,535 2,306,191
PNC Financial Services Group,
Inc.
6,056 1,339,103
Principal Financial Group, Inc.
7,454 772,383
Progressive Corp.
17,631 3,356,942
Prudential Financial, Inc.
10,496 1,056,317
Regions Financial Corp.
12,862 360,136
Robinhood Markets, Inc., Class
A *
45,262 4,268,207
S&P Global, Inc.
18,267 7,745,208
SoFi Technologies, Inc. *
76,898 1,401,082
State Street Corp.
8,406 1,308,310
T. Rowe Price Group, Inc.
6,552 684,881
Toast, Inc., Class A *
25,143 654,472
Tradeweb Markets, Inc., Class A
6,983 700,046
Travelers Cos., Inc.
6,404 1,869,264
Truist Financial Corp.
18,691 901,093
US Bancorp
46,790 2,566,431
Visa, Inc., Class A
101,353 33,077,565
W.R. Berkley Corp.
6,483 411,930
Wells Fargo & Co.
92,377 7,162,913
Willis Towers Watson PLC
5,701 1,423,369
(Cost $245,948,122)
292,002,766
Health Care — 8.9%
Abbott Laboratories
78,748 6,740,829
AbbVie, Inc.
106,644 23,218,532
Agilent Technologies, Inc.
17,042 2,309,702
Amgen, Inc.
32,494 10,943,654
Becton Dickinson & Co.
12,874 1,894,023
Biogen, Inc. *
8,846 1,733,816
Boston Scientific Corp. *
89,603 4,328,721
Bristol-Myers Squibb Co.
123,111 7,039,487
Cardinal Health, Inc.
11,129 2,190,187
Cencora , Inc.
8,718 2,348,280
Cigna Group
8,293 2,300,478
CVS Health Corp.
58,559 5,327,698
Danaher Corp.
38,393 7,013,249
Dexcom, Inc. *
7,123 525,250
Edwards Lifesciences Corp. *
34,760 3,005,697
Elevance Health, Inc.
13,256 5,212,127
Eli Lilly & Co.
48,427 53,511,835
GE HealthCare Technologies,
Inc.
20,628 1,285,950
Gilead Sciences, Inc.
74,838 10,060,472
Humana, Inc.
5,432 1,659,041
IDEXX Laboratories, Inc. *
4,799 2,704,380
Illumina, Inc. *
8,985 1,464,196
Intuitive Surgical, Inc. *
16,338 6,937,768

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
IQVIA Holdings, Inc. *
10,245 1,866,741
Johnson & Johnson
145,211 32,720,395
Labcorp Holdings, Inc.
4,977 1,294,319
McKesson Corp.
5,541 4,113,860
Medtronic PLC
59,317 4,378,188
Merck & Co., Inc.
149,077 17,698,421
Mettler-Toledo International,
Inc. *
1,213 1,432,044
Natera , Inc. *
8,123 1,814,435
Pfizer, Inc.
342,969 8,978,928
Regeneron Pharmaceuticals, Inc.
4,710 2,895,614
Stryker Corp.
10,928 3,334,024
Thermo Fisher Scientific, Inc.
22,413 11,038,627
UnitedHealth Group, Inc.
54,727 20,813,225
Veeva Systems, Inc., Class A *
8,861 1,544,827
Vertex Pharmaceuticals, Inc. *
15,327 6,859,446
Waters Corp. *
5,928 2,273,803
West Pharmaceutical Services,
Inc.
3,253 1,050,101
Zimmer Biomet Holdings, Inc.
8,752 720,552
Zoetis, Inc.
25,360 1,970,218
(Cost $272,313,798)
290,553,140
Industrials — 7.0%
3M Co.
31,756 4,862,796
AMETEK, Inc.
10,371 2,342,290
Automatic Data Processing, Inc.
24,264 5,382,726
Broadridge Financial Solutions,
Inc.
7,026 1,080,037
C.H. Robinson Worldwide, Inc.
5,334 952,919
Carlisle Cos., Inc.
2,469 851,336
Carrier Global Corp.
34,007 2,172,027
Caterpillar, Inc.
21,031 18,420,422
Cintas Corp.
20,501 3,511,001
CNH Industrial NV
39,281 401,059
Comfort Systems USA, Inc.
2,129 3,892,259
CSX Corp.
112,148 5,075,819
Cummins, Inc.
6,243 4,036,911
Deere & Co.
14,655 7,945,648
Delta Air Lines, Inc.
8,599 709,246
Dover Corp.
8,133 1,718,991
Eaton Corp. PLC
23,389 9,369,633
Emerson Electric Co.
33,892 4,874,347
Equifax, Inc.
7,258 1,203,304
Expeditors International of
Washington, Inc.
8,024 1,267,712
Fastenal Co.
51,926 2,295,129
FedEx Corp.
6,645 2,736,079
Ferguson Enterprises, Inc.
2,930 662,092
Fortive Corp.
17,172 1,001,471
GE Vernova , Inc.
8,227 7,966,369
General Electric Co.
47,533 15,389,284
Graco, Inc.
9,982 753,142
Number
of Shares Value $
Honeywell International, Inc.
29,157 6,935,284
Howmet Aerospace, Inc.
12,081 3,119,918
Hubbell, Inc.
3,194 1,512,710
IDEX Corp.
4,487 945,994
Illinois Tool Works, Inc.
8,640 2,136,499
Ingersoll Rand, Inc.
23,606 1,691,134
Jacobs Solutions, Inc.
7,068 847,171
JB Hunt Transport Services, Inc.
1,129 312,089
Johnson Controls International
PLC
36,909 4,948,021
L3Harris Technologies, Inc.
5,632 1,775,094
Leidos Holdings, Inc.
7,198 919,904
Lennox International, Inc.
1,899 953,602
Masco Corp.
6,113 429,438
Nordson Corp.
2,401 689,879
Norfolk Southern Corp.
13,545 4,130,683
Northrop Grumman Corp.
2,043 1,151,598
Old Dominion Freight Line, Inc.
11,312 2,546,897
Otis Worldwide Corp.
23,432 1,659,923
PACCAR, Inc.
23,790 2,625,702
Parker-Hannifin Corp.
5,708 4,821,148
Paychex, Inc.
19,450 1,886,261
Pentair PLC
7,291 516,494
Quanta Services, Inc.
9,043 6,436,174
Republic Services, Inc.
12,102 2,425,725
Rockwell Automation, Inc.
6,975 3,146,144
RTX Corp.
20,822 3,740,881
Trane Technologies PLC
13,356 6,027,563
TransDigm Group, Inc.
1,715 2,158,019
TransUnion
11,632 832,386
Uber Technologies, Inc. *
107,447 7,564,269
Union Pacific Corp.
35,782 9,397,784
United Airlines Holdings, Inc. *
3,662 420,398
United Parcel Service, Inc.,
Class B
22,457 2,395,937
United Rentals, Inc.
3,789 3,772,594
Veralto Corp.
14,802 1,217,168
Verisk Analytics, Inc.
7,906 1,383,471
Vertiv Holdings Co., Class A
21,927 6,922,573
W.W. Grainger, Inc.
1,383 1,706,954
Waste Connections, Inc.
7,718 1,150,136
Waste Management, Inc.
24,280 5,134,249
Westinghouse Air Brake
Technologies Corp.
7,705 2,012,238
XPO, Inc. *
5,182 1,110,244
Xylem, Inc.
14,657 1,605,528
(Cost $196,119,203)
227,989,927
Information Technology
— 40.9%
Accenture PLC, Class A
37,021 6,925,519
Adobe, Inc. *
24,357 6,313,578
Advanced Micro Devices, Inc. *
98,295 50,730,050

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
Amphenol Corp., Class A
37,067 5,514,087
Analog Devices, Inc.
29,429 12,179,192
Apple, Inc.
888,137 277,152,032
Applied Materials, Inc.
36,086 16,240,865
Arista Networks, Inc. *
65,002 10,365,869
Atlassian Corp., Class A *
10,240 1,101,926
Autodesk, Inc. *
12,709 2,939,719
Broadcom, Inc.
271,192 121,160,450
Cadence Design Systems, Inc. *
16,653 6,243,709
CDW Corp.
5,787 725,979
Ciena Corp. *
8,527 4,947,621
Cisco Systems, Inc.
238,163 28,679,589
Cloudflare, Inc., Class A *
18,691 4,519,858
Cognizant Technology Solutions
Corp., Class A
28,835 1,607,695
Coherent Corp. *
2,797 1,011,032
Corning, Inc.
35,917 6,506,724
Credo Technology Group
Holding Ltd. *
7,519 1,774,710
Datadog, Inc., Class A *
18,819 4,654,880
Dell Technologies, Inc., Class C
13,630 5,737,003
Entegris , Inc.
2,301 319,356
Everpure , Inc., Class A *
20,250 1,610,078
F5, Inc. *
3,402 1,304,497
First Solar, Inc. *
4,628 1,419,824
Flex Ltd. *
16,453 2,480,783
Flex Ltd. *
180 27,140
Fortinet, Inc. *
37,916 5,231,271
Gen Digital, Inc.
31,950 823,991
Hewlett Packard Enterprise Co.
60,006 2,582,658
HP, Inc.
45,167 1,221,316
Intel Corp. *
133,238 15,279,734
International Business Machines
Corp.
42,426 12,634,463
Intuit, Inc.
16,680 5,529,920
Jabil, Inc.
1,604 584,754
Keysight Technologies, Inc. *
10,353 3,502,730
KLA Corp.
7,961 15,298,733
Lam Research Corp.
56,782 18,066,897
Lumentum Holdings, Inc. *
4,290 3,667,778
Marvell Technology, Inc.
51,411 10,539,255
Microchip Technology, Inc.
32,617 3,087,199
Micron Technology, Inc.
17,106 16,609,926
Microsoft Corp.
427,047 192,273,641
Monolithic Power Systems, Inc.
2,873 4,499,721
Motorola Solutions, Inc.
5,251 2,117,623
NetApp, Inc.
9,592 1,671,790
NVIDIA Corp.
1,396,766 294,913,173
NXP Semiconductors NV
15,517 4,986,388
Okta, Inc. *
10,185 1,255,505
ON Semiconductor Corp. *
18,554 2,237,983
Oracle Corp.
78,030 17,617,613
Number
of Shares Value $
Palantir Technologies, Inc., Class
A *
131,322 20,557,146
Palo Alto Networks, Inc. *
48,899 13,774,359
PTC, Inc. *
7,160 993,307
QUALCOMM, Inc.
64,323 16,146,360
Salesforce, Inc.
48,099 9,191,719
Samsara, Inc., Class A *
21,093 738,044
Seagate Technology Holdings
PLC
9,973 8,774,245
ServiceNow, Inc. *
63,070 7,844,016
Snowflake, Inc. *
19,805 5,061,168
Super Micro Computer, Inc. *
23,080 1,063,757
Synopsys, Inc. *
10,978 5,221,356
TE Connectivity PLC
17,688 3,774,796
Teradyne, Inc.
7,066 2,644,874
Trimble, Inc. *
14,108 795,832
Twilio, Inc., Class A *
8,678 1,654,374
Western Digital Corp.
15,815 8,401,086
Workday, Inc., Class A *
12,682 1,853,982
Zscaler, Inc. *
6,296 879,740
(Cost $1,150,409,110)
1,329,797,988
Materials — 1.7%
Amcor PLC
27,869 1,081,875
Avery Dennison Corp.
4,650 739,675
Ball Corp.
15,236 832,952
Corteva, Inc.
30,343 2,375,250
CRH PLC
40,360 4,390,764
Dow, Inc.
32,532 1,097,955
DuPont de Nemours, Inc.
18,521 896,787
Ecolab, Inc.
15,316 3,920,896
International Flavors &
Fragrances, Inc.
15,010 1,141,511
International Paper Co.
22,749 761,409
Linde PLC
27,949 13,909,938
Martin Marietta Materials, Inc.
3,625 2,108,445
Newmont Corp.
65,125 7,151,376
Nucor Corp.
10,412 2,603,000
Packaging Corp. of America
4,453 974,806
PPG Industries, Inc.
13,503 1,525,569
Sherwin-Williams Co.
14,171 4,305,717
Smurfit Westrock PLC
23,699 975,214
Steel Dynamics, Inc.
6,586 1,713,348
Vulcan Materials Co.
7,874 2,227,712
(Cost $47,241,006)
54,734,199
Real Estate — 1.7%
American Tower Corp. REIT
28,109 5,255,258
AvalonBay Communities, Inc.
REIT
8,390 1,531,259
CBRE Group, Inc., Class A *
13,358 1,670,284
CoStar Group, Inc. *
28,276 910,487
Digital Realty Trust, Inc. REIT
15,527 2,950,130
Equinix, Inc. REIT
4,473 4,777,343

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Number
of Shares Value $
Equity Residential REIT
15,240 997,458
Essex Property Trust, Inc. REIT
3,877 1,057,025
Extra Space Storage, Inc. REIT
10,196 1,471,385
Iron Mountain, Inc. REIT
17,929 2,299,394
Kimco Realty Corp. REIT
40,640 978,611
Mid-America Apartment
Communities, Inc. REIT
3,500 451,745
Prologis, Inc. REIT
56,192 8,061,866
Public Storage REIT
7,130 2,165,310
Realty Income Corp. REIT
56,206 3,444,304
Regency Centers Corp. REIT
9,922 767,467
SBA Communications Corp.
REIT
6,372 1,294,536
Simon Property Group, Inc. REIT
19,592 4,014,597
Sun Communities, Inc. REIT
1,868 230,997
Ventas, Inc. REIT
21,486 1,813,848
Welltower, Inc. REIT
42,486 8,723,650
Weyerhaeuser Co. REIT
32,594 798,879
WP Carey, Inc. REIT
9,902 736,907
(Cost $48,444,120)
56,402,740
Utilities — 1.7%
Alliant Energy Corp.
11,676 836,118
Ameren Corp.
16,687 1,801,695
American Electric Power Co.,
Inc.
17,144 2,171,630
American Water Works Co., Inc.
11,772 1,451,134
Consolidated Edison, Inc.
22,222 2,347,310
Constellation Energy Corp.
18,554 5,338,913
Dominion Energy, Inc.
52,984 3,546,749
Number
of Shares Value $
DTE Energy Co.
9,398 1,342,692
Duke Energy Corp.
23,457 2,878,878
Evergy , Inc.
6,929 568,455
Eversource Energy
22,665 1,547,340
Exelon Corp.
61,662 2,814,254
FirstEnergy Corp.
24,858 1,153,163
NextEra Energy, Inc.
125,741 10,940,724
NiSource, Inc.
28,898 1,335,666
NRG Energy, Inc.
9,211 1,235,011
PG&E Corp.
132,777 2,169,576
Public Service Enterprise Group,
Inc.
31,264 2,458,914
Sempra
29,536 2,632,544
Southern Co.
33,991 3,128,872
Vistra Corp.
15,300 2,451,519
WEC Energy Group, Inc.
10,661 1,183,904
(Cost $49,881,583)
55,335,061
TOTAL COMMON STOCKS
(Cost $2,714,578,927)
3,227,932,347
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.57% (b)
(Cost $10,496,251)
10,496,251 10,496,251
TOTAL INVESTMENTS — 99.6%
(Cost $2,725,075,178)
3,238,428,598
Other assets and liabilities,
net — 0.4%
14,088,648
NET ASSETS — 100.0%
3,252,517,246
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (b)(c)
— — — — — 1,695 — — —
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.57% (b)
17,078,016 36,958,964 (43,540,729) — — 277,600 — 10,496,251 10,496,251
17,078,016 36,958,964 (43,540,729) — — 279,295 — 10,496,251 10,496,251
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $4,385,519, which is 0.1% of net assets.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Climate Action Equity ETF
(Continued)
May 31, 2026 (Unaudited)
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
USCA-PH3
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-
cash U.S. Treasury securities collateral having a value of $4,511,920.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 ESG Index
USD 1 298,790 332,230 6/18/2026 33,440
E-Mini S&P 500 Index
USD 53 19,064,558 20,128,738 6/18/2026 1,064,180
E-Mini S&P Mid 400 Index
USD 9 3,246,980 3,358,800 6/18/2026 111,820
Total unrealized appreciation
1,209,440
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 3,227,932,347 $ — $ — $ 3,227,932,347
Short-Term Investments (a)
10,496,251 — — 10,496,251
Derivatives (b)
Futures Contracts
1,209,440 — — 1,209,440
TOTAL
$ 3,239,638,038 $ — $ — $ 3,239,638,038
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.